Lease - Balances reported in the consolidated balance sheets related to the Group's leases (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Lessee Disclosure [Abstract]
Operating lease right-of-use assets	$ 6,613,520	$ 7,280,763
Operating lease liabilities	$ 5,702,954	$ 7,207,293